Loans From/To Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Loans From/To Related Parties

Note 12 – Loans from Related Parties

As of June 30, 2020, the Company had a short-term note payable in the amount of $13,473 to Kemah Development Texas, LP, a company owned by Dror Family Trust, a related party.	$13,473

Note payable to Isaak Cohen, father to the Company’s CEO, dated June 21, 2019 for $40,000, with interest at 8% per annum and due on June 21, 2020. The promissory note is unsecured. Furthermore, the Company issued 50,000 shares of the Company’s common stock to the related party investor as further consideration to enter into the loan with the Company. The Company issued 50,000 common shares valued at $0.10 per share, or $5,000, based on recent sales of common stock to the third party, which was accounted for at a discount on the note. The principal of this Note and accrued interest of $2,214 was paid in full during the first quarter of 2020. Accordingly, the unamortized discount as of the payment date in the amount of $2,363 was expensed.	0

Note payable to Isaak Cohen, father to the Company’s CEO, dated September 9, 2019 for $100,000, with interest at 8% per annum and due on September 9, 2020. The promissory note is unsecured. Furthermore, the Company issued 100,000 shares of the Company’s common stock to the related party investor as further consideration to enter into the loan with the Company. The Company issued 100,000 common shares valued at $1.00 per share, or $100,000, based on the market price at the grant date, which was accounted for as a discount on the note. The Note and accrued interest totaling $109,278 was settled by the issuance of 895,722 common shares of the Company at a price of $0.122 per share. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $186,310 during the nine months ended September 30, 2020.	0

As of September 30, 2020, outstanding loan balances payable to two of the Company officers and board members, Jacob Cohen and Esteban Alexander, was $35,879. The Company incurred $723 and $2,153, respectively, on imputed interest expense due to related party borrowing during the three and nine months ended September 30, 2020.	35,879

On April 12, 2019, the Company entered into individual share exchange agreements and promissory notes with each of Daniel Dror, Winfred Fields and former Directors Everett Bassie and Charles Zeller (the “AMIH Shareholders”), whereby the AMIH Shareholders agreed to cancel and exchange a total of 5,900,000 shares of their AMIH common stock. The Company issued individual promissory notes with an aggregate principal amount of $350,000 (the “Promissory Notes”) for cancellation of the 5,900,000 common shares. The Promissory Notes have a term of two years and accrue interest at the rate of 10% per annum until paid in full by the Company. The Company recorded interest of $8,821 and $26,367 on these notes during the three and nine months ended September 30, 2020. The accrued interest on these notes was $51,583 as of September 30, 2020.	350,000
$399,352
Less: unamortized discount	(0)
$399,352

Note 9 – Loans to Related Parties

As of December 31, 2019, AMIH had a short-term note payable in the amount of $13,473 to Kemah Development Texas, LP, a company owned by Dror Family Trust, a related party.	$13,473

Note payable to a related party dated June 21, 2019 for $40,000, with interest at 8% per annum and due on June 21, 2020. The promissory note is unsecured. Furthermore, the Company issued 50,000 shares of the Company’s common stock to the related party investor as further consideration to enter into the loan with the Company. The Company issued 50,000 shares of common stock valued at $0.10 per share, or $5,000, based on recent sales of common stock to the third party, which was accounted for a discount on the note. This Note has been repaid in full as of the date of this Report.	40,000

Note payable to a related party dated September 9, 2019 for $100,000, with interest at 8% per annum and due on September 9, 2020. The promissory note is unsecured. Furthermore, the Company issued 100,000 shares of the Company’s common stock to the related party investor as further consideration to enter into the loan with the Company. The Company issued 100,000 shares of common stock valued at $1.00 per share, or $100,000, based on the market price on the date of issuance, which was accounted for a discount on the note.	100,000

During the year ended December 31, 2019, two of the Company officers and board members, loaned the Company $25,521. During the year ended December 31, 2019, the Company repaid $110,724 of loans to the two officers/board members. The Company incurred $8,995 on imputed interest expense on related party borrowing during the year ended December 31, 2019. Outstanding loan balances to these related parties was $35,879 at December 31, 2019.	35,879

On April 12, 2019 the Company entered into individual share exchange agreements and promissory notes with each of Daniel Dror, Winfred Fields and former Directors Everett Bassie and Charles Zeller (the “AMIH Shareholders”), whereby the AMIH Shareholders agreed to cancel and exchange a total of 5,900,000 shares of their AMIH common stock. The Company issued individual promissory notes with an aggregate principal amount of $350,000 (the “Promissory Notes”) for cancellation of the 5,900,000 shares of common stock. The Promissory Notes have a term of two years and accrue interest at the rate of 10% per annum until paid in full by the Company. The Company accrued $25,216 of interest on these notes during the year ended December 31, 2019.	350,000

The Company incurred long term debt in the amount of $37,027 during the six months ended September 30, 2019 to purchase equipment used in its operations. The total purchase price was $37,027, with the Company making a down payment in the amount of $3,000. The note is due in monthly payments of $1,258.50, including interest at 8%, due in September 2021.	26,753

$566,105
Less: unamortized discount	(69,126)
496,979
Short-term loans payable	$133,854
Long-term loans payable	$363,125

The maturities of long-term debt is as follows:

Year	Amounts
2021	363,125
Total	$363,125